Description of the Plan (Details) - EBP 040	12 Months Ended
	Dec. 31, 2025 USD ($) Year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Automatic deferral rate	6.00%
Discretionary profit sharing contribution	$ 6,200,000	$ 7,300,000
Employer contribution vesting percentage	100.00%
Vesting service period	3 years
Employer contribution maximum attainment age | Year	65
Employer contribution normal retirement age | Year	65
Note receivable, participant, maximum borrowing to total account, percentage	50.00%
Basis spread on variable rate	1.00%
Forfeited nonvested account	$ 400,000	300,000
Decrease from forfeited nonvested account balances	$ 300,000	$ 1,000,000.0
Participant paid administrative expenses, service minimum	1 year
Participant paid administrative expenses	$ 400,000
EBP Employer Contribution, Tranche One
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	4.00%
EBP Employer Contribution, Tranche Two
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	2.00%
Minimum
EBP, Description of Plan [Line Items]
Notes receivable interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Notes receivable interest rate	9.50%